UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
       Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009


Institutional Investment Manager Filing this Report:

Name:      Constitution Research & Management, Inc.
Address:   175 Federal Street 5th Floor
	      Boston, MA  02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John W. Wadman
Title:    Research Analyst
Phone:    617-342-8150

Signature: John W. Wadman     Place: Boston, MA       Date:
10/16/2009
Report Type (Check only one.) :

[ x ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 39064



List of Other Included Managers:

No.	13F File Number		Name


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Constitution Research & Management
                                                              FORM
13F
                                                         September
30, 2009


Voting Authority

--------------------------
                                                           Value
Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)
Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -
------- --- ---- ------- ------------ -------- -------- --------

Art Technology Group           Common Stock     04289L107      844
218660 SH       Sole                   218660
Aspen Technology Inc           Common Stock     045327103      988
96840 SH       Sole                    96840
Biomarin Pharmaceuticals       Common Stock     09061G101      620
34280 SH       Sole                    34280
Bridgepoint Education          Common Stock     10807M105      433
28400 SH       Sole                    28400
COGO Group Inc                 Common Stock     192448108      650
106165 SH       Sole                   106165
Cal Dive Int'l                 Common Stock     12802T101      875
88500 SH       Sole                    88500
Cavium Networks, Inc.          Common Stock     14965A101     1309
60950 SH       Sole                    60950
CommVault Systems, Inc         Common Stock     204166102      636
30665 SH       Sole                    30665
Conexant Systems Inc.          Common Stock     207142308      140
51200 SH       Sole                    51200
Constant Contact Inc           Common Stock     210313102     1012
52550 SH       Sole                    52550
Cymer Inc.                     Common Stock     232572107      655
16850 SH       Sole                    16850
Demandtec Inc                  Common Stock     24802R506      401
45370 SH       Sole                    45370
Dexcom Inc                     Common Stock     252131107     1577
198865 SH       Sole                   198865
Ebix Inc.                      Common Stock     278715206      794
14350 SH       Sole                    14350
EnerNOC Inc                    Common Stock     292764107      444
13390 SH       Sole                    13390
Entegris Inc.                  Common Stock     29362U104      696
140600 SH       Sole                   140600
Fuqi International, Inc.       Common Stock     36102A207     1822
62390 SH       Sole                    62390
GSI Commerce Inc               Common Stock     36238G102      415
21500 SH       Sole                    21500
Genoptix Inc.                  Common Stock     37243V100     1033
29694 SH       Sole                    29694
Grand Canyon Education, Inc.   Common Stock     38526M106      695
38995 SH       Sole                    38995
Hibbett Sports Inc             Common Stock     428567101      378
20750 SH       Sole                    20750
Insituform Technologies Inc.   Common Stock     457667103      736
38465 SH       Sole                    38465
JetBlue Airways                Common Stock     477143101      526
88000 SH       Sole                    88000
LTX-Credence Corp              Common Stock     502403108      877
531500 SH       Sole                   531500
LogMeIn Inc.                   Common Stock     54142L109      299
16350 SH       Sole                    16350
Microsemi Corp.                Common Stock     595137100      998
63205 SH       Sole                    63205
Monolithic Power Systems Inc   Common Stock     609839105      677
28890 SH       Sole                    28890
NVE Corp. Commerce             Common Stock     629445206     1059
19930 SH       Sole                    19930
Netezza Corp                   Common Stock     64111N101     1211
107780 SH       Sole                   107780
Neutral Tandem, Inc            Common Stock     64128B108      653
28675 SH       Sole                    28675
Nuance Communications          Common Stock     67020Y100      634
42400 SH       Sole                    42400
NxStage Medical Inc.           Common Stock     67072V103      716
107000 SH       Sole                   107000
Pericom Semiconductor          Common Stock     713831105      414
42225 SH       Sole                    42225
Portfolio Recovery Associates  Common Stock     73640Q105      925
20400 SH       Sole                    20400
Power Integrations Inc.        Common Stock     739276103      988
29655 SH       Sole                    29655
Pros Holding Inc               Common Stock     74346Y103      541
64200 SH       Sole                    64200
RBC Bearings Inc               Common Stock     75524B104      350
15000 SH       Sole                    15000
SXC Health Solutions Corp      Common Stock     78505P100      597
12750 SH       Sole                    12750
Skyworks Solutions Inc.        Common Stock     83088M102      882
66650 SH       Sole                    66650
SmartHeat Inc.                 Common Stock     83172F104      408
34400 SH       Sole                    34400
SolarWinds, Inc.               Common Stock     83416B109      698
31695 SH       Sole                    31695
Taleo Corporation              Common Stock     87424N104     1708
75455 SH       Sole                    75455
Telvent GIT, S.A.              Common Stock     E90215109      552
19035 SH       Sole                    19035
Tessera Technologies Inc       Common Stock     88164L100     1120
40165 SH       Sole                    40165
Transcend Services Inc.        Common Stock     893929208      373
21350 SH       Sole                    21350
Tutor Perini Corporation       Common Stock     901109108      588
27605 SH       Sole                    27605
Ultimate Software Group Inc.   Common Stock     90385D107      864
30100 SH       Sole                    30100
Vocus Inc.                     Common Stock     92858J108      943
45150 SH       Sole                    45150
Volterra Semiconductor Corp    Common Stock     928708106     1295
70555 SH       Sole                    70555
Websense Inc                   Common Stock     947684106      731
43520 SH       Sole                    43520
vitacost.com                   Common Stock     92847A200      280
25600 SH       Sole                    25600
REPORT SUMMARY                 51 DATA RECORDS               39064
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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